INVESTMENTS IN LOANS AND SECURITIES - Gross Proceeds and Related Investment Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$ 172,061	$ 0
Write-offs charged against the allowance	33,552	0
Additions to allowance for credit losses not previously recorded	(134,510)	0
Investments in loans and securities, held-to-maturity:
Proceeds from sales/maturities/prepayments	$ 0	$ 112,897